Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies (Tables) [Line Items]
Schedule of straight-line method over the estimated useful lives of the assets
%
Computers and peripheral equipment	33
Office furniture and equipment	7

Moringa Acquisition Corp [Member]
Significant Accounting Policies (Tables) [Line Items]
Schedule of class A ordinary shares subject to possible redemption
As of December 31, 2021
Gross proceeds	$115,000,000
Less:
Portion of offering costs attributable to Class A shares subject to possible redemption	$(2,551,880)
Plus:
Accretion to redemption value	$2,551,880
Class A ordinary shares subject to possible redemption	$115,000,000